Earnings per share (“EPS”) (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of earnings per share

	2024	2023	2022
Numerator
Net income attributable to equity holders of the parent	631,510	386,324	373,569
Denominator
Weighted average number of outstanding shares	90,122,429	89,830,351	90,335,037
Effects of dilution from stock options and restricted share units	1,032,207	706,492	329,085
Weighted average number of outstanding shares adjusted for the effect of dilution	91,154,636	90,536,843	90,664,122

Basic earnings per share (R$)	7.01	4.30	4.14
Diluted earnings per share (R$)	6.93	4.27	4.12